Investment Objectives and Goals - Dynamic Alpha Macro Fund	Nov. 01, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY DYNAMIC ALPHA MACRO FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Dynamic Alpha Macro Fund (the “Fund”) seeks capital appreciation.